UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Net income (loss) for the period		$ 8,156	$ (436)	$ 8,356	$ (10,412)
Actuarial gains (losses) on post-employment defined benefit plans
Recognized in equity		1,722	1,683	1,719	1,683
Deferred income tax		(585)	(187)	(585)	(187)
Actuarial gains (losses) on defined benefit pension plans, net		1,137	1,496	1,134	1,496
Recognized in equity			1		(2)
Deferred income tax					1
Unrealized gains / (losses) on equity instruments measured at fair value through other comprehensive income, net			1		(1)
Share of other comprehensive income (losses) in equity-accounted investments			43		14
Unrealized gains (losses) on cash flow hedge - highly probable future exports
Recognized in equity		8,042	(2,706)	2,451	(24,421)
Reclassified to the statement of income	[1]	1,194	1,043	2,307	2,443
Deferred income tax		(3,140)	566	(1,617)	7,472
Unrealized gains / (losses) on cash flow hedge-highly probable future exports, net		6,096	(1,097)	3,141	(14,506)
Exchange differences on translation [abstract]
Recognized in equity		1,726	(261)	913	(5,224)
Reclassified to the statement of income				34
Cumulative translation adjustments, net		1,726	(261)	947	(5,224)
Share of other comprehensive income in equity-accounted investments
Recognized in equity		253	(13)	141	(617)
Reclassified to the statement of income
Total other comprehensive income (loss)		253	(13)	141	(617)
Other comprehensive income (loss)		9,212	169	5,363	(18,838)
Total comprehensive income (loss)		17,368	(267)	13,719	(29,250)
Comprehensive income (loss) attributable to shareholders of Petrobras		17,343	(261)	13,695	(28,991)
Comprehensive income (loss) attributable to non-controlling interests		$ 25	$ (6)	$ 24	$ (259)

[1]	For more information, see notes 29.3c and 29.3a.